Annual Total Returns - Prospectus Summary	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NYLI Conservative Allocation Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	9.60%	7.35%	10.96%	(12.56%)	7.88%	11.02%	14.85%	(6.84%)	10.49%	6.57%
NYLI Moderate Allocation Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	11.39%	9.12%	13.39%	(13.81%)	12.21%	12.99%	18.22%	(8.90%)	14.91%	6.57%
NYLI Growth Allocation Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.70%	10.34%	15.30%	(14.34%)	16.67%	13.76%	21.38%	(11.56%)	18.06%	7.64%
NYLI Equity Allocation Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.33%	11.88%	17.30%	(17.24%)	20.79%	15.69%	24.63%	(13.55%)	21.53%	7.74%
NYLI Epoch U.S. Equity Yield Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.01%	18.60%	8.62%	(2.57%)	22.98%	0.24%	23.97%	(5.37%)	16.91%	14.66%
NYLI Fiera SMID Growth Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	5.75%	5.54%	25.16%	(23.56%)	16.96%	44.48%	31.15%	(9.56%)	26.60%	2.97%
NYLI PineStone U.S. Equity Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.94%	11.36%	21.83%	(15.52%)	33.27%	23.41%
NYLI PineStone U.S. Equity Fund | Class P
Prospectus [Line Items]
Annual Return [Percent]	8.03%	11.35%
NYLI S&P 500 Index Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	17.56%	24.67%	25.96%	(18.31%)	28.37%	18.12%	31.18%	(4.61%)	21.45%	11.57%
NYLI WMC Growth Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	16.91%	26.07%	38.50%	(33.33%)	17.77%	32.21%	29.75%	(4.22%)	30.38%	0.28%
NYLI WMC Small Companies Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.69%	17.70%	9.44%	(19.01%)	16.84%	10.04%	17.69%	(16.39%)	15.62%	16.02%
NYLI Epoch International Choice Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	30.06%	(4.21%)	19.67%	(16.04%)	6.55%	7.86%	23.64%	(13.60%)	25.59%	(2.12%)
NYLI PineStone International Equity Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	11.53%	4.61%	20.10%	(19.68%)	16.57%	19.15%	31.05%	(8.09%)
NYLI PineStone International Equity Fund | Class P
Prospectus [Line Items]
Annual Return [Percent]	11.59%	4.68%
NYLI WMC International Research Equity Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	39.09%	7.56%	13.56%	(15.94%)	10.58%	1.75%	17.15%	(23.27%)	23.20%	(0.51%)
NYLI Candriam Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	35.63%	12.40%	7.42%	(27.94%)	(3.74%)	36.39%	22.27%	(21.06%)
NYLI Epoch Capital Growth Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	13.74%	11.31%	29.68%	(19.19%)	25.52%	29.79%	28.63%	(8.46%)	27.12%
NYLI Epoch Global Equity Yield Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	22.06%	15.47%	12.37%	(5.35%)	17.41%	(1.38%)	20.92%	(9.25%)	16.85%	7.26%
NYLI PineStone Global Equity Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	15.15%	10.94%	19.08%	(18.41%)	25.75%	19.06%	33.90%	(3.86%)
NYLI PineStone Global Equity Fund | Class P
Prospectus [Line Items]
Annual Return [Percent]	15.21%	10.95%
NYLI Floating Rate Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	5.42%	8.50%	12.18%	(1.06%)	3.40%	2.63%	8.44%	(0.43%)	4.05%	8.55%
NYLI MacKay Short Duration High Income Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	6.19%	6.82%	10.20%	(2.49%)	4.74%	3.25%	9.37%	0.15%	4.64%	10.82%
NYLI MacKay Total Return Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.83%	4.75%	7.92%	(15.29%)	(0.51%)	9.72%	9.38%	(1.23%)	4.63%	4.80%
NYLI Short Term Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	5.26%	4.92%	4.92%	(4.18%)	(0.30%)	3.25%	8.49%	(0.57%)	3.19%	2.16%
NYLI MacKay Arizona Muni Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	4.61%	1.34%	4.49%	(7.44%)	0.99%	3.88%	6.08%	1.02%	4.27%	0.12%
NYLI MacKay California Muni Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	2.65%	2.70%	7.03%	(10.76%)	2.52%	5.12%	8.45%	1.95%	6.75%	1.07%
NYLI MacKay Colorado Muni Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	3.90%	0.93%	3.86%	(6.14%)	(0.28%)	3.75%	4.87%	0.71%	2.88%	0.02%
NYLI MacKay High Yield Muni Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	3.17%	4.55%	9.55%	(14.02%)	6.36%	5.43%	9.13%	4.32%	8.87%	1.53%
NYLI MacKay New York Muni Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	3.42%	2.46%	7.46%	(12.02%)	3.95%	5.38%	7.72%	2.17%	5.83%	0.52%
NYLI MacKay Oregon Muni Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	4.33%	0.45%	3.49%	(6.14%)	(0.37%)	4.37%	5.27%	0.72%	3.09%	(0.22%)
NYLI MacKay Short Term Muni Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	4.68%	2.67%	3.96%	(3.28%)	0.41%	2.55%	2.52%	1.81%	1.29%	0.73%
NYLI MacKay Strategic Muni Allocation Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	4.95%	2.30%	6.22%	(6.83%)	2.60%	4.71%
NYLI MacKay Utah Muni Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	5.05%	1.08%	4.14%	(7.25%)	0.64%	4.19%	6.03%	0.89%	4.57%	0.39%
NYLI Balanced Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	11.39%	7.74%	7.40%	(5.79%)	16.89%	7.73%	16.68%	(7.51%)	9.87%	10.13%
NYLI MacKay Short Duration High Income Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	6.19%	6.82%	10.20%	(2.49%)	4.74%	3.25%	9.37%	0.15%	4.64%	10.82%